Bank loan Payables	12 Months Ended
Dec. 31, 2024
Bank loan Payables [Abstract]
Bank loan payables

11. Bank loan payables

Bank loan payables represented amount due to various banks and trust company maturing within one or over one year. The principal of the borrowing is due at maturity. Bank loan payables consisted of the following:

	As of December 31, 2024	As of December 31, 2023
WeBank Co., Ltd. (“WeBank”)	$39,547	$193,818
Xinwang Bank	32,006	—
Huaneng Guicheng Trust Co., Ltd. (“Huaneng Guicheng Trust”)	—	12,069
Guangdong Nanyue Bank Co., Ltd. (“Nanyue Bank”)	17,981	111,173
China Minsheng Bank Corp., Ltd. (“Minsheng Bank”)	27,811	96,096
Bank of Communications Co., Ltd.(“Bank of Communications”)	—	73,075
China Construction Bank Corporation (“China Construction Bank”)	—	225,354
Total bank loan payables (current and non-current)	$117,345	$711,585
Bank	Loan Agreement Date	Loan Amount	Interest Rate	Maturity Date	Guaranteed by	Balance at December 31, 2024	Balance at December 31, 2023
WeBank	2022-04-20	42,240	7.20%	2024-02-24	*Xingbo Wang, the legal representative of Gongwuyuan	$—	$8,046
	2022-02-23	140,800	7.20%	2024-02-22	Xingbo Wang, the legal representative of Gongwuyuan	—	13,410
	2023-03-03	98,560	14.26%	2025-02-24	*Peng Yao, the legal representative of Yifang	9,133	65,707
	2023-03-16	21,120	8.35%	2025-03-24	Peng Yao, the legal representative of Yifang	2,569	13,200
	2023-03-16	33,792	8.35%	2025-03-24	Peng Yao, the legal representative of Yifang	5,137	26,400
	2023-03-20	42,240	8.82%	2025-03-24	Peng Yao, the legal representative of Yifang	4,110	21,120
	2023-08-24	24,077	11.16%	2025-08-24	Peng Yao, the legal representative of Yifang	7,809	20,064
	2023-09-25	29,568	12.78%	2025-09-22	Xingbo Wang, the legal representative of Gongwuyuan	10,789	25,872
NanYue Bank	2023-03-16	98,560	8.35%	2025-03-24	Peng Yao, the legal representative of Yifang	11,987	61,600
	2023-03-16	49,280	8.35%	2025-03-24	Peng Yao, the legal representative of Yifang	5,994	30,800
	2022-04-22	98,560	7.20%	2024-04-22	Xingbo Wang, the legal representative of Gongwuyuan	—	18,773
China Minsheng Bank	2023-03-20	78,848	8.82%	2025-03-24	Peng Yao, the legal representative of Yifang	9,590	49,280
	2023-08-24	56,179	11.16%	2025-08-24	Peng Yao, the legal representative of Yifang	18,221	46,816
Xinwang Bank	2024-01-17	56,163	18.00%	2026-01-17	NA	32,006	—
Bank of Communications	2023-03-30	73,075	4.95%	2024-03-29	Xingbo Wang, the legal representative of Gongwuyuan	—	73,075
China Construction Bank	2023-04-21	225,353	3.80%	2024-04-21	Xingbo Wang, the legal representative of Gongwuyuan	—	225,533
Huaneng Guicheng Trust Co., Ltd	2022-02-22	126,720	7.20%	2024-02-22	Xingbo Wang, the legal representative of Gongwuyuan	—	12,069
Total bank loan payables						$117,345	$711,585
Current portion of bank loan payables						$117,345	$623,878
Non-current portion of bank loan payables						$—	$87,707

*	Xingbo Wang, a related party of the Company, serves as the legal representative of Gongwuyuan. Peng Yao, a related party of the Company, serves as the legal representative of Yifang.

For the year ended December 31, 2024, the weighted average annual interest rate for the bank loans was approximately 8.19%. Interest expense for the above-mentioned loans amounted to $36,724 and $62,368 during the year ended December 31, 2024 and 2023, respectively.

As of December 31, 2024, the future minimum bank loan payments to be paid by year are as follows:

Year Ending	Amount
December 31, 2025	$123,186
Less: Imputed interest	(5,841)
Total Bank loan payable	$117,345